FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENT
Schedule of fair value of derivative instruments on the consolidated balance sheets

	Fair Value of Derivative Assets
	At December 31, 2020		At December 31, 2021
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets — current	22,178	Derivative assets — current	7,124
Foreign exchange option contracts	Derivative assets — current	1,173	Derivative assets — current	162
Interest rate swap	Other non-current assets	—	Other non-current assets	76
	Total	23,351	Total	7,362

	Fair Value of Derivative Liabilities
	At December 31, 2020		At December 31, 2021
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities — current	10,753	Derivative liabilities — current	2,622
Foreign exchange option contracts	Derivative liabilities — current	2	Derivative liabilities — current	—
	Total	10,755	Total	2,622

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss)
		Recognized in Statements
	Location of	of Operations
	Gain (Loss) Recognized	Years Ended December 31
	in Statements of Operations	2019	2020	2021
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives, net	(20,249)	49,807	22,582
Foreign exchange option contracts	Gain (loss) on change in fair value of derivatives, net	(1,022)	1,376	220
Commodity hedge	Gain (loss) on change in fair value of derivatives, net	—	—	983
Interest rate swap	Gain (loss) on change in fair value of derivatives, net	(947)	(1,182)	—
	Total	(22,218)	50,001	23,785